Financing Agreement (Details)	1 Months Ended	12 Months Ended
	Jul. 30, 2015	Dec. 31, 2017
Financial Agreement [Line Items]
Expected volatility	56.49%
Risk free interest rate	2.00%
Alpha [Member]
Financial Agreement [Line Items]
Probability		5.00%
Expected volatility		64.35%
Risk free interest rate		0.185%
Expected term (years)		2 years
Meitav Dash and Ami Sagi [Member]
Financial Agreement [Line Items]
Probability		5.00%
Expected volatility		65.64%
Risk free interest rate		0.187%
Expected term (years)		2 years